Purchase and Minimum Rental Commitments Under Non-Cancelable Operating Leases (Details) $ in Thousands	Jul. 01, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Minimum rental commitments, 2019	$ 919
Minimum rental commitments, 2020	361
Minimum rental commitments, 2021	134
Minimum rental commitments, 2022	91
Minimum rental commitments, 2023-2024	140
Purchase commitments, 2019	9,195
Purchase commitments, 2020	$ 3,929